Other Gains (Losses)	12 Months Ended
Dec. 31, 2022
OTHER GAINS (LOSSES)
Other Gains (Losses)

33.  OTHER GAINS (LOSSES)

The detail of other gains (loss) for the years ended December 31, 2022, 2021 and 2020 is as follows:

	For the years ended December 31,
	2022	2021	2020
Other Gains (Losses)	ThCh$	ThCh$	ThCh$
Gain on sale of Enel Transmisión Chile S.A. (1)	981,856,639	—	—
Result in sales of property, plant and equipment	810,776	—	9,384,038
Gain on sale of Transmisora Eléctrica de Quillota Ltda. (2)	—	9,968,845	—
Loss on sale of Enel X AMPCI Ebus Chile SpA (3)	(788,848)	—	—
Loss on sale of Sociedad de Inversiones K Cuatro SpA (4)	(20,938)	—	—
Result of other investments	123,667	168,439	104,777
Total	981,981,296	10,137,284	9,488,815

(1)See Note 5.2.

(2)See Note 13.3 c).

(3)See Note 2.5.ii.

(4)See Note 13.3 b).